Condensed consolidated financial information related to guaranteed debt securities - Balance sheet (Details) - USD ($) $ in Millions	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
ASSETS
Property, plant, equipment and intangible assets	$ 77,296		$ 72,258	$ 70,887
Equity accounted investments	2,670	$ 2,640	2,551	2,230
Other non-current assets	8,951		9,102	8,653
Non-current receivables from subsidiaries	0		0	0
Total non-current assets	88,918	87,183	83,911	81,769
Current receivables from subsidiaries	0		0	0
Other current assets	19,382		21,430	23,644
Cash and cash equivalents	6,078	8,932	4,390	5,083	$ 7,128	$ 5,090
Total current assets	25,460	26,881	25,820	28,727
Assets classified as held for sale	0	1,385	1,369	0
Total assets	114,378	115,449	111,100	110,496
EQUITY AND LIABILITIES
Total equity	41,043	42,616	39,885	37,911		35,099
Non-current liabilities to subsidiaries	0		0	0
Other non-current liabilities	53,752		52,197	53,224
Total non-current liabilities	53,752	53,536	52,198	53,224
Other current liabilities	19,583		19,017	19,361
Current liabilities to subsidiaries	0		0	0
Total current liabilities	19,583	19,297	19,017	19,361
Liabilities directly associated with the assets classified as held for sale	0	0		0
Total liabilities	73,335	72,833	71,213	72,585
Total equity and liabilities	114,378	$ 115,449	111,100	110,496
Equinor ASA [member]
ASSETS
Property, plant, equipment and intangible assets	514		541	536
Equity accounted investments	41,574		42,625	39,645
Other non-current assets	3,297		3,851	3,133
Non-current receivables from subsidiaries	26,232		25,896	24,372
Total non-current assets	71,616		72,914	67,687
Current receivables from subsidiaries	3,214		2,448	2,956
Other current assets	13,523		16,165	17,982
Cash and cash equivalents	4,893		3,759	4,072		4,274
Total current assets	21,629		22,372	25,009
Assets classified as held for sale			0
Total assets	93,246		95,286	92,696
EQUITY AND LIABILITIES
Total equity	41,018		39,861	37,882
Non-current liabilities to subsidiaries	21		19	18
Other non-current liabilities	28,959		29,070	31,499
Total non-current liabilities	28,979		29,090	31,517
Other current liabilities	8,600		9,242	9,366
Current liabilities to subsidiaries	14,647		17,094	13,931
Total current liabilities	23,248		26,335	23,297
Total liabilities	52,227		55,425	54,814
Total equity and liabilities	93,246		95,286	92,696
Equinor Energy AS [member]
ASSETS
Property, plant, equipment and intangible assets	35,306		32,956	32,062
Equity accounted investments	22,704		21,593	17,855
Other non-current assets	388		346	944
Non-current receivables from subsidiaries	0		0	0
Total non-current assets	58,398		54,895	50,861
Current receivables from subsidiaries	4,461		2,615	4,084
Other current assets	1,081		923	1,840
Cash and cash equivalents	7		27	304		46
Total current assets	5,549		3,566	6,228
Assets classified as held for sale			0
Total assets	63,947		58,460	57,089
EQUITY AND LIABILITIES
Total equity	23,133		20,813	19,323
Non-current liabilities to subsidiaries	14,756		14,682	13,192
Other non-current liabilities	17,053		16,145	15,743
Total non-current liabilities	31,808		30,827	28,935
Other current liabilities	7,575		5,879	6,430
Current liabilities to subsidiaries	1,431		941	2,401
Total current liabilities	9,006		6,821	8,831
Total liabilities	40,814		37,648	37,767
Total equity and liabilities	63,947		58,460	57,089
Non-guarantor subsidiaries [Member]
ASSETS
Property, plant, equipment and intangible assets	41,499		38,786	38,316
Equity accounted investments	1,459		1,311	989
Other non-current assets	5,317		4,989	4,653
Non-current receivables from subsidiaries	23		22	20
Total non-current assets	48,298		45,107	43,979
Current receivables from subsidiaries	11,219		14,215	9,858
Other current assets	5,358		5,582	4,398
Cash and cash equivalents	1,178		603	706		770
Total current assets	17,755		20,400	14,963
Assets classified as held for sale			1,369
Total assets	66,052		66,876	58,941
EQUITY AND LIABILITIES
Total equity	40,454		42,634	37,174
Non-current liabilities to subsidiaries	11,478		11,263	11,228
Other non-current liabilities	7,873		7,104	6,059
Total non-current liabilities	19,351		18,367	17,287
Other current liabilities	3,432		4,632	3,941
Current liabilities to subsidiaries	2,815		1,243	540
Total current liabilities	6,247		5,874	4,481
Total liabilities	25,598		24,242	21,768
Total equity and liabilities	66,052		66,876	58,941
Consodolidation Adjustments [Member]
ASSETS
Property, plant, equipment and intangible assets	(23)		(25)	(27)
Equity accounted investments	(63,067)		(62,978)	(56,259)
Other non-current assets	(51)		(84)	(77)
Non-current receivables from subsidiaries	(26,255)		(25,918)	(24,392)
Total non-current assets	(89,394)		(89,005)	(80,758)
Current receivables from subsidiaries	(18,894)		(19,278)	(16,898)
Other current assets	(580)		(1,240)	(576)
Cash and cash equivalents	0		0	1		$ 0
Total current assets	(19,473)		(20,517)	(17,473)
Assets classified as held for sale			0
Total assets	(108,867)		(109,523)	(98,231)
EQUITY AND LIABILITIES
Total equity	(63,562)		(63,422)	(56,468)
Non-current liabilities to subsidiaries	(26,255)		(25,964)	(24,438)
Other non-current liabilities	(133)		(122)	(77)
Total non-current liabilities	(26,386)		(26,086)	(24,515)
Other current liabilities	(24)		(736)	(376)
Current liabilities to subsidiaries	(18,893)		(19,278)	(16,872)
Total current liabilities	(18,918)		(20,014)	(17,248)
Total liabilities	(45,304)		(46,100)	(41,764)
Total equity and liabilities	$ (108,867)		$ (109,523)	$ (98,231)